SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares		12 Months Ended
		Dec. 31, 2022	Feb. 13, 2023	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants			240,000
Exercise price			$ 0.0001
Series A (2013) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants		183		183
Exercise price		$ 2,754.00
Exercisable Through		April 9, 2023
Series B (2016) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants				2,770
Exercise price		$ 40.50
Exercisable Through		March 14, 2022
Warrant to Underwriters 1/2019 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants				8,082
Exercise price		$ 8.13
Exercisable Through		July 14, 2022
Warrant to Underwriters 1/2019 One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants				29,500
Exercise price		$ 12.50
Exercisable Through		July 15, 2022
Warrant to Underwriters 12/2019 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants		45,643		45,643
Exercise price		$ 13.13
Exercisable Through		June 25, 2023
Warrant to Underwriters 12/2019 One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants		47,619		47,619
Exercise price		$ 13.13
Exercisable Through		June 27, 2023
Warrant to Underwriters 12/2019 Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants		45,045		45,045
Exercise price		$ 13.88
Exercisable Through		June 30, 2023
Series A Warrant Ten Two Thousand Twenty Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants		1,022,495
Exercise price		$ 4.64
Exercisable Through		October 25, 2027
Series B Warrant Ten Two Thousand Twenty Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants		1,022,495
Exercise price		$ 4.64
Exercisable Through		October 25, 2024
Warrant To Underwriters Ten Two Thousand Twenty Two Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants	[1]	51,125
Exercise price	[1]	$ 6.11
Exercisable Through	[1]	October 21, 2027

[1]	Net of issuance costs in the amount of $1,075.